Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 18, 2019	Dec. 31, 2017
Goodwill [Line Items]
Goodwill		$ 188	$ 0		$ 47
Utica East Ohio Midstream, LLC Acquisition [Member]
Goodwill [Line Items]
Goodwill				$ 188
Goodwill, Period Increase (Decrease)		188
Jackalope Gas Gathering Services LLC [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)			(47)
West [Member]
Goodwill [Line Items]
Goodwill		0	0		47
West [Member] | Jackalope Gas Gathering Services LLC [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	$ 47		(47)
Northeast G And P [Member]
Goodwill [Line Items]
Goodwill		188	$ 0		$ 0
Northeast G And P [Member] | Utica East Ohio Midstream, LLC Acquisition [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)		$ 188